Summary of significant accounting policies - Business Combinations (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Indemnification asset	$ 2,512
Trade and other receivables	45,372		$ 45,087
Cash and cash equivalents	86,774		142,802					$ 84,557	$ 17,565
Provisions for non-income tax risks	(1,336)
Goodwill arising on acquisition	46,950		1,473
Goodwill/(negative goodwill) arising on acquisition	1,836		$ 1,501
Purchase consideration transferred	67,062
Cash	$ 55,667
Nexters Studio LLC
Disclosure of detailed information about business combination [line items]
Property and equipment							$ 390
Intangible assets							38
Right-of-use assets							1,164
Trade and other receivables							656
Other assets							91
Prepaid tax							28
Total assets							2,393
Deferred tax liability							(4)
Lease liabilities							(1,164)
Trade and other payables							(1,415)
Total liabilities							(2,583)
Total identifiable net assets at fair value							(190)
Purchase consideration transferred							1,084
Net cash acquired with the subsidiary							26
Nexters Online LLC
Disclosure of detailed information about business combination [line items]
Property and equipment							85
Intangible assets							14
Right-of-use assets							395
Trade and other receivables							80
Other assets							27
Total assets							605
Deferred tax liability							(16)
Lease liabilities							(395)
Trade and other payables							(218)
Tax liability							(4)
Total liabilities							(633)
Total identifiable net assets at fair value							(28)
Purchase consideration transferred							163
Net cash acquired with the subsidiary							$ 4
NHW Ltd [Member]
Disclosure of detailed information about business combination [line items]
Trade and other receivables					$ 15
Total assets					16
Total identifiable net assets at fair value					16
Purchase consideration transferred					24	€ 20,000
Net cash acquired with the subsidiary					$ 1
Game Positive LLC
Disclosure of detailed information about business combination [line items]
Property and equipment				$ 71
Trade and other receivables				48
Other assets				59
Prepaid tax				12
Total assets				272
Trade and other payables				(159)
Total liabilities				(159)
Total identifiable net assets at fair value				113
NCI				33
Purchase consideration transferred				1
Net cash acquired with the subsidiary				$ 82
Lightmap Ltd
Disclosure of detailed information about business combination [line items]
Property and equipment		$ 68
Intangible assets		17,664
Trade and other receivables		2,668
Trade and other payables		(2,160)
Total identifiable net assets at fair value		20,112
Goodwill arising on acquisition		46,950
Purchase consideration transferred		67,062
Net cash acquired with the subsidiary		$ 1,555